Fair Value Measurements - Schedule of Change in Fair Value of Warrant Liability (Details) - Warrant Liability	10 Months Ended
Nov. 04, 2021 USD ($)
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Additions	$ 382,773
Change in fair value	125,023
Transfers out of level 3 to level 2	$ (507,796)